Cover	Jan. 05, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A amends the Current Report on Form 8-K (the “Original 8-K”) filed by Tectonic Financial, Inc. (the “Company”) on January 5, 2026, reporting under Item 2.01 the completion of the separation and distribution transactions in accordance with the Separation Agreement and Plan of Distribution (the “Separation Agreement”), dated as of December 19, 2025, by and among the Company, Tectonic Advisors, LLC, a Texas limited liability company (“Spinco”), and certain equity owners (the “TA Continuing Shareholders”) of Cain Watters & Associates, LLC (“Cain Watters”), pursuant to which Spinco was separated from the Company and distributed to the TA Continuing Shareholders (collectively, the “Transaction”). Under Item 9.01 of the Original 8-K, the Company stated that the unaudited pro forma financial information required by Item 9.01(b) of Form 8-K was expected to be filed by amendment to the Original 8-K within the period permitted by applicable SEC rules. Accordingly, this Current Report on Form 8-K/A amends and restates Item 9.01 of the Original Form 8-K to present certain pro forma financial information, which are filed as exhibits hereto and are incorporated herein by reference. Except for this Explanatory Note and the filing of the pro forma financial information required by Item 9.01, there are no changes to the Original 8-K.
Document Period End Date	Jan. 05, 2026
Entity File Number	001-38910
Entity Registrant Name	Tectonic Financial, Inc
Entity Central Index Key	0001766526
Entity Tax Identification Number	82-0764846
Entity Incorporation, State or Country Code	TX
Entity Address, Address Line One	16200 Dallas Parkway
Entity Address, Address Line Two	Suite 190
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75248
City Area Code	(972)
Local Phone Number	720-9000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Series B preferred stock, par value $0.01 per share
Trading Symbol	TECTP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false